Schedule of Property and Equipment Leased Under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment leased under capital leases, gross	$ 2,568	$ 2,568
Less accumulated depreciation and amortization	2,241	2,175
Property and equipment leased under capital leases, net	327	393
Office and computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment leased under capital leases, gross	1,926	1,926
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment leased under capital leases, gross	$ 642	$ 642